CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Brookfield Asset Management Inc.	Limited Partners		Redemption-Exchange Units held by Brookfield Asset Management Inc.		Capital Brookfield Asset Management Inc.	Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained Earnings Limited Partners		Retained Earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.		Retained Earnings Special Limited Partners	Ownership Change Limited Partners [1]	Ownership Change Redemption-Exchange Units held by Brookfield Asset Management Inc. [1]	Accumulated other comprehensive income (loss) Brookfield Asset Management Inc.		Accumulated other comprehensive income (loss) Limited Partners		Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc.	[2]	Capital	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2015		$ 3,084		$ 1,787	$ 0		$ 0		$ 2,147	$ 0	$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ (360)	[2]	$ 0	[2]	$ 0		$ 0	$ 1,297
Net income (loss)		(202)		(35)	3		3		(35)			3		3												(173)
Other comprehensive income (loss)		133		50	(8)		(8)												50	[2]	(8)	[2]	(8)			99
Comprehensive income (loss)		(69)		15	(5)		(5)		(35)			3		3					50	[2]	(8)	[2]	(8)			(74)
Contributions		534		78					78																	456
Distributions		(70)		(18)	(6)		(6)		(18)			(6)		(6)												(40)
Acquisition of interest		58		5					13										(8)	[2]						53
Ownership changes		(148)	[3]		3	[3]	4	[3]				5	[3]	6	[3]				(8)		(2)	[2],[3]	(2)	[3]		(155)	[3]
Unit issuance	[1]	384			192		192			192	192
Reorganization	[4]	265		(1,867)	1,022		1,095		(2,185)	1,153	1,282								318	[2]	(131)	[2]	(187)		15
Ending balance at Dec. 31, 2016		4,038		0	1,206		1,280		0	1,345	1,474	2		3		0	0	0	0	[2]	(141)	[2]	(197)		15	1,537
Net income (loss)		215			(58)		(60)					(58)		(60)		142										191
Other comprehensive income (loss)		109			29		32														29	[2]	32			48
Comprehensive income (loss)		324			(29)		(28)					(58)		(60)		142					29	[2]	32			239
Contributions		5																								5
Distributions	[1]	(561)			(15)		(16)					(15)		(16)		(142)										(388)
Acquisition of interest	[5]	1,639																								1,639
Unit issuance	[1]	621			421		200			421	200
Other		(2)			2		2					2		2												(6)
Ending balance at Dec. 31, 2017		6,064		0	1,585		1,438		0	1,766	1,674	(69)		(71)		0	0	0	0	[2]	(112)	[2]	(165)		15	3,026
Net income (loss)		1,203			74		70					74		70		278										781
Other comprehensive income (loss)		(388)			(73)		(69)														(73)	[2]	(69)			(246)
Comprehensive income (loss)		815			1		1					74		70		278					(73)		(69)			535
Contributions		85																								85
Distributions	[1]	(2,680)			(16)		(16)					(16)		(16)		(278)
Acquisition of interest	[5]	705																								705
Ownership changes	[6]	1,780			111		105					(93)		(89)			205	195			(1)	[2]	(1)			1,564
Ending balance at Dec. 31, 2018		$ 6,494		$ 0	$ 1,548		$ 1,400		$ 0	$ 1,766	$ 1,674	$ (237)		$ (234)		$ 0	$ 205	$ 195	$ 0	[2]	$ (186)	[2]	$ (235)		$ 15	$ 3,531

[1]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.
[2]	See Note 20 for additional information.
[3]	See Note 14 for additional information on ownership changes as it relates to interest of others in operating subsidiaries
[4]	See Note 1(b) and 2(b) for details regarding the spin-off and reorganization.
[5]	See Note 3 Acquisition of Businesses for additional information.
[6]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.